UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	4/30
Date of reporting period:	10/31/16

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Institutional Treasury Securities Cash Advantage Fund
            Dreyfus Institutional Treasury and Agency Cash Advantage Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Institutional Treasury and Agency Cash Advantage Fund

SEMIANNUAL REPORT October 31, 2016

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Treasury and Agency Cash Advantage Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Treasury and Agency Cash Advantage Fund covers the six-month period ended October 31, 2016. During the reporting period, the fund produced the following annualized yields and annualized effective yields:1

	Annualized Yield (%)	Annualized Effective Yield (%)
Institutional Shares	.24%	.24%
Hamilton Shares	.19%	.19%
Premier Shares	.01%	.01%
Classic Shares	.01%	.01%
Agency Shares	.09%	.09%

Low inflation and international economic instability prompted the Federal Reserve Board (the “Fed”) to leave short-term interest rates unchanged over the reporting period, but money market yields increased modestly in anticipation of future rate hikes.

U.S. Economy Appeared to Gather Momentum

The reporting period began in the midst of generally positive economic data, including a stabilizing international economic environment and a rebound in previously depressed commodity prices. Nonetheless, economic data proved mixed in May. Only 24,000 new jobs were created during the month even as the unemployment rate declined to 4.7%. Housing starts and sales also moderated. In contrast, food service and retail sales remained strong, and the manufacturing sector continued to expand. Inflation increased at a 2.4% annualized rate as fuel prices continued to rebound.

Global investors became more cautious in June amid uncertainty ahead of a referendum to decide the United Kingdom’s membership in the European Union (EU). Stocks and bonds experienced heightened turmoil when British citizens voted to leave the EU, but financial markets bounced back relatively quickly. Meanwhile, an unexpectedly robust 271,000 U.S. jobs were created during the month. The unemployment rate moved higher to 4.9%, reflecting the addition of more job seekers to the labor force. The manufacturing and service sectors continued to expand during the month. Yet, the U.S. Department of Commerce reported that GDP grew at a mild 1.4% annualized rate over the second quarter of 2016.

Robust job growth continued in July with the addition of 252,000 more positions, and the unemployment rate remained unchanged. Average hourly earnings increased to 2.6% above year-ago levels while the personal savings rate declined. The manufacturing and service sectors continued to expand, albeit at slower rates than in June. August brought some disappointing economic news, including a decline in new job creation to 176,000 positions while the unemployment rate stayed at 4.9%. Activity in the manufacturing and service sectors declined,

2

with the manufacturing index contracting after five consecutive months of expansion. Retail sales and housing starts also moderated.

In September, 191,000 new jobs were added and the unemployment rate ticked higher to 5.0%. The manufacturing sector of the economy expanded in the wake of August’s mild contraction, and the service sector grew for the 80th consecutive month, driven by gains reported by all 14 industries measured by the Non-Manufacturing ISM Report on Business. On the other hand, consumer confidence fell to its lowest level in a year. Housing starts moderated in September for the second straight month, but an increase in building permits for new construction suggested that the decline would be temporary. For the third quarter overall, the Department of Commerce estimated that U.S. GDP grew at a relatively robust 2.9% annualized rate.

The financial markets proved volatile during October due to political uncertainty in advance of the U.S. election, but economic data generally remained positive. The unemployment rate ticked lower to 4.9% as an estimated 161,000 jobs were created. Home ownership trends began to improve, inflation accelerated mildly to its highest level in about two years, and quarterly corporate earnings came in higher than most analysts expected. On a more negative note, orders for durable goods declined during the month.

Gradual and Modest Rate Hikes Still Expected

U.S. monetary policymakers have refrained from implementing any additional rate hikes since December 2015. After its meeting in early November, the Federal Open Market Committee said, “The Committee judges that the case for an increase in the federal funds rate has continued to strengthen but decided, for the time being, to wait for some further evidence of continued progress toward its objectives.” The Fed added that it expects that “the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” While many analysts expect the Fed to implement an additional rate hike as soon as its next meeting in December, future increases are likely to be mild.

In light of the likelihood of an upcoming short-term rate hike and the implementation of regulatory reforms on money market funds in October, we have set the fund’s weighted average maturity in a range that is modestly shorter than industry averages. As always, we have maintained our focus on quality and liquidity.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower and, in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

Sincerely,

Patricia A. Larkin
Senior Portfolio Manager
November 15, 2016

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Treasury and Agency Cash Advantage Fund from May 1, 2016 to October 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016
	Institutional Shares	Hamilton Shares	Agency Shares	Premier Shares	Classic Shares
Expenses paid per $1,000†	$.71	$.96	$1.46	$1.87	$1.87
Ending value (after expenses)	$1,001.20	$1,001.00	$1,000.50	$1,000.10	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2016
	Institutional Shares	Hamilton Shares	Agency Shares	Premier Shares	Classic Shares
Expenses paid per $1,000	$.71	$.97	$1.48	$1.89	$1.89
Ending value (after expenses)	$1,024.50	$1,024.25	$1,023.74	$1,023.34	$1,023.34

† Expenses are equal to the fund’s annualized expense ratio of .14% for Institutional shares, .19% for Hamilton shares, .29% for Agency shares, .37% for Premier shares and .37% for Classic shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS
October 31, 2016 (Unaudited)

U.S. Treasury Floating Rate Notes - 11.6%	Annualized Yield on Date of Purchase (%)	Principal Amount ($)		Value ($)
11/1/16	0.50	20,000,000	[a]	20,005,631
11/1/16	0.51	10,000,000	[a]	10,001,007
11/1/16	0.60	75,000,000	[a]	75,012,772
Total U.S. Treasury Floating Rate Notes (cost $105,019,410)				105,019,410
U.S. Treasury Notes - 10.0%
11/30/16	0.31	25,000,000		25,003,650
1/31/17	0.43	25,000,000		25,165,646
4/30/17	0.53	20,000,000		20,033,404
5/31/17	0.49	20,000,000		20,257,925
Total U.S. Treasury Notes (cost $90,460,625)				90,460,625
Repurchase Agreements - 72.4%
ABN AMRO Bank	0.34	35,000,000		35,000,000
dated 10/31/16, due 11/1/16 in the amount of $35,000,331 (fully collateralized by $35,321,082 U.S. Treasuries (including strips), 0.50%-1.75%, due 7/31/17-5/15/26, value $35,640,030)
Bank of Nova Scotia	0.30	170,000,000		170,000,000
dated 10/31/16, due 11/1/16 in the amount of $170,001,417 (fully collateralized by $164,212,086 U.S. Treasuries (including strips), 0.13%-6.25%, due 2/28/17-2/15/44, value $173,510,373)
BNP Paribas	0.32	30,000,000		30,000,000
dated 10/31/16, due 11/1/16 in the amount of $30,000,267 (fully collateralized by $35,006,449 U.S. Treasuries (including strips), 0%-2.50%, due 9/15/19-2/15/46, value $30,600,000)
Credit Agricole CIB	0.32	170,000,000		170,000,000
dated 10/31/16, due 11/1/16 in the amount of $170,001,511 (fully collateralized by $164,136,735 U.S. Treasuries (including strips), 0.13%-3.75%, due 4/15/17-11/15/43, value $173,400,000)

5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Repurchase Agreements - 72.4% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount ($)	Value ($)
Merrill Lynch & Co. Inc.	0.31	100,000,000	100,000,000
dated 10/31/16, due 11/1/16 in the amount of $100,000,861 (fully collateralized by $95,511,000 U.S. Treasuries (including strips), 0.13%-2.50%, due 4/15/19-1/15/26, value $102,000,093)
Mizuho Securities USA	0.33	150,000,000	150,000,000
dated 10/31/16, due 11/1/16 in the amount of $150,001,375 (fully collateralized by $151,426,700 U.S. Treasuries (including strips), 1.38%, due 9/30/18, value $153,000,026)
Total Repurchase Agreements (cost $655,000,000)			655,000,000
Total Investments (cost $850,480,035)		94.0%	850,480,035
Cash and Receivables (Net)		6.0%	54,524,720
Net Assets		100.0%	905,004,755

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	72.4
U.S. Treasury Floating Rate Notes	11.6
U.S. Treasury Notes	10.0
94.0

† Based on net assets.

See notes to financial statements.

6

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $655,000,000)—Note 1(b)	850,480,035	850,480,035
Cash		54,190,003
Interest receivable		489,395
		905,159,433
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		144,678
Payable for shares of Beneficial Interest redeemed		10,000
		154,678
Net Assets ($)		905,004,755
Composition of Net Assets ($):
Paid-in capital		904,977,947
Accumulated net realized gain (loss) on investments		26,808
Net Assets ($)		905,004,755

Net Asset Value Per Share	Institutional Shares	Hamilton Shares	Agency Shares	Premier Shares	Classic Shares
Net Assets ($)	365,921,827	128,534,836	3,138,045	404,762,098	2,647,949
Shares Outstanding	365,728,122	128,398,385	3,135,007	404,428,239	2,645,377
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00

See notes to financial statements.

7

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2016 (Unaudited)

Investment Income ($):
Interest Income	1,405,064
Expenses:
Management fee—Note 2(a)	514,801
Service Plan fees—Note 2(b)	678,993
Trustees’ fees—Note 2(a,c)	15,289
Total Expenses	1,209,083
Less—reduction in expenses due to undertaking—Note 2(a)	(146,838)
Less—Trustees’ fees reimbursed by Dreyfus—Note 2(a)	(15,289)
Net Expenses	1,046,956
Investment Income—Net	358,108
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	26,808
Net Increase in Net Assets Resulting from Operations	384,916

See notes to financial statements.

8

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2016 (Unaudited)	Four Months Ended April 30, 2016[a]	Year Ended December 31, 2015
Operations ($):
Investment income—net	358,108	203,442	7,910
Net realized gain (loss) on investments	26,808	-	88,660
Net Increase (Decrease) in Net Assets Resulting from Operations	384,916	203,442	96,570
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(193,761)	(113,215)	(4,400)
Hamilton Shares	(141,417)	(74,438)	(3,067)
Agency Shares	(1,326)	(723)	(38)
Premier Shares	(21,462)	(14,979)	(5,060)
Classic Shares	(142)	(87)	(30)
Total Dividends	(358,108)	(203,442)	(12,595)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	1,139,558,493	925,846,316	3,351,472,318
Hamilton Shares	965,761,053	379,610,525	879,654,788
Agency Shares	2,130,749	1,224,492	3,691,369
Premier Shares	1,902,875,057	488,162,282	2,765,906,976
Classic Shares	793,557	243,790	74,032,072
Dividends reinvested:
Institutional Shares	91,672	40,972	2,244
Hamilton Shares	6,540	3,340	119
Premier Shares	356	5	2
Classic Shares	7	5	4
Cost of shares redeemed:
Institutional Shares	(909,855,272)	(916,629,759)	(3,426,115,848)
Hamilton Shares	(997,366,459)	(414,615,239)	(902,558,589)
Agency Shares	(2,982,206)	(928,505)	(4,505,567)
Premier Shares	(1,918,281,287)	(550,608,564)	(2,951,425,461)
Classic Shares	(893,500)	(66,868)	(84,557,467)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	181,838,760	(87,717,208)	(294,403,040)
Total Increase (Decrease) in Net Assets	181,865,568	(87,717,208)	(294,319,065)
Net Assets ($):
Beginning of Period	723,139,187	810,856,395	1,105,175,460
End of Period	905,004,755	723,139,187	810,856,395

[a]		The fund has changed its fiscal year end from December 31 to April 30.
See notes to financial statements.

9

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six
	Months Ended	Four
	October 31, 2016	Months Ended	Year Ended December 31,
Institutional Shares	(Unaudited)	April 30, 2016[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income-net	.001	.001	.000[b]	.000[b]	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment
income-net	(.001)	(.001)	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.12[c]	.07[c]	.00[d]	.00[d]	.00[d]	.01	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.14[e]	.14[e]	.14	.14	.14	.14	.14
Ratio of net expenses to average net assets	.14[e]	.14[e]	.08	.06	.07	.12	.10
Ratio of net investment income to average net assets	.24[e]	.20[e]	.00[d]	.00[d]	.00[d]	.02	.01
Net Assets, end of period ($ x 1,000)	365,922	136,056	126,785	201,407	174,820	112,618	125,472

a The fund has changed its fiscal year end from December 31 to April 30.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.

See notes to financial statements.

10

	Six
	Months Ended	Four
	October 31, 2016	Months Ended	Year Ended December 31,
Hamilton Shares	(Unaudited)	April 30, 2016[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income-net	.001	.000[b]	.000[b]	.000[b]	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment
income-net	(.001)	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.10[c]	.05 [c]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.19[e]	.19[e]	.19	.19	.19	.19	.19
Ratio of net expenses to average net assets	.19[e]	.19 [e]	.08	.06	.07	.14	.10
Ratio of net investment income to average net assets	.19[e]	.14[e]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	128,535	160,133	195,153	218,027	240,368	129,501	281,715

a The fund has changed its fiscal year end from December 31 to April 30.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

	Six
	Months Ended	Four
	October 31, 2016	Months Ended	Year Ended December 31,
Agency Shares	(Unaudited)	April 30, 2016[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income-net[b]	.000	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment
income-net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.05[c]	.02[c]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.29[e]	.29[e]	.29	.29	.29	.29	.29
Ratio of net expenses to average net assets	.29[e]	.28[e]	.08	.06	.08	.14	.12
Ratio of net investment income to average net assets	.09[e]	.06[e]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	3,138	3,990	3,693	4,507	3,412	3,467	3,464

a The fund has changed its fiscal year end from December 31 to April 30.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.

See notes to financial statements.

12

	Six
	Months Ended	Four
	October 31, 2016	Months Ended	Year Ended December 31,
Premier Shares	(Unaudited)	April 30, 2016[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income-net[b]	.000	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment
income-net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	.00[c,d]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.44[e]	.44[e]	.44	.44	.44	.44	.44
Ratio of net expenses to average net assets	.37[e]	.33[e]	.08	.06	.08	.14	.09
Ratio of net investment income to average net assets	.01[e]	.01[e]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	404,762	420,212	482,654	668,132	1,093,976	819,532	1,024,524

a The fund has changed its fiscal year end from December 31 to April 30.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six
	Months Ended	Four
	October 31, 2016	Months Ended	Year Ended December 31,
Classic Shares	(Unaudited)	April 30, 2016[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income-net[b]	.000	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment
income-net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	.00[c,d]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69[e]	.69[e]	.69	.69	.69	.69	.69
Ratio of net expenses to average net assets	.37[e]	.33[e]	.09	.06	.08	.14	.10
Ratio of net investment income to average net assets	.01[e]	.01[e]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	2,648	2,748	2,570	13,102	194,691	164,935	203,642

a The fund has changed its fiscal year end from December 31 to April 30.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Treasury and Agency Cash Advantage Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Reserves Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares. Hamilton shares, Agency shares, Premier shares and Classic shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company's Board of Trustees (the "Board").

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in

16

accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	850,480,035
Level 3 - Significant Unobservable Inputs	-
Total	850,480,035

† See Statement of Investments for additional detailed categorizations.

At October 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2016, the fund did not incur any interest or penalties.

The tax period ended April 30, 2016 and each tax year in the three-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2016 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .14% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has agreed to pay all of the fund’s direct expenses, except management fees, Rule 12b-1 fees and certain other expenses, fees and expenses of non-interested Trustees (including counsel fees). Dreyfus has agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested trustees (including counsel fees). During the period ended October 31, 2016, fees reimbursed by Dreyfus amounted to $15,289.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $146,838 during the period ended October 31, 2016.

18

(b) Under the fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to the fund’s applicable Hamilton, Agency, Premier and Classic shares, the fund pays the Distributor for distributing such classes of shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Service Plan provides for payments to be made at annual rates of .05%, .15%, .30% and .55% of the value of such class’ average daily net assets of the Hamilton, Agency, Premier and Classic shares, respectively. The fees payable under the Service Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2016, Hamilton, Agency, Premier and Classic shares were charged $37,369, $2,174, $631,572 and $7,878, respectively, pursuant to the Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $76,001 and Service Plan fees $94,924, which are offset against an expense reimbursement currently in effect in the amount of $26,247.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

In 2014, the SEC adopted amendments to the rule that governs the operations of money market mutual funds. The deadline for compliance with the amendments was October 14, 2016. The fund is a “Government money market fund” as that term is defined in the amended rule. As a government money market fund, the fund may continue to use the amortized cost valuation method and transact fund shares at a stable $1.00 NAV, provided that the fund invests at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or it agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash.

19

NOTES

20

NOTES

21

For More Information

Dreyfus Institutional Treasury and Agency Cash Advantage Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional: DNSXX Hamilton: DHLXX Agency: DGYXX Premier: DRRXX Classic: DSSXX

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

Mail Dreyfus Investment Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Access Dreyfus Investment Division at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6549SA1016

Dreyfus Institutional Treasury Securities Cash Advantage Fund

SEMIANNUAL REPORT October 31, 2016

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Treasury Securities Cash Advantage Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Treasury Securities Cash Advantage Fund covers the six-month period ended October 31, 2016. During the reporting period, the fund produced the following annualized yields and annualized effective yields:1

	Annualized Yield (%)	Annualized Effective Yield (%)
Institutional Shares	.15%	.15%
Hamilton Shares	.11%	.11%
Premier Shares	.01%	.01%

Low inflation and international economic instability prompted the Federal Reserve Board (the “Fed”) to leave short-term interest rates unchanged over the reporting period, but money market yields increased modestly in anticipation of future rate hikes.

U.S. Economy Appeared to Gather Momentum

The reporting period began in the midst of generally positive economic data, including a stabilizing international economic environment and a rebound in previously depressed commodity prices. Nonetheless, economic data proved mixed in May. Only 24,000 new jobs were created during the month even as the unemployment rate declined to 4.7%. Housing starts and sales also moderated. In contrast, food service and retail sales remained strong, and the manufacturing sector continued to expand. Inflation increased at a 2.4% annualized rate as fuel prices continued to rebound.

Global investors became more cautious in June amid uncertainty ahead of a referendum to decide the United Kingdom’s membership in the European Union (EU). Stocks and bonds experienced heightened turmoil when British citizens voted to leave the EU, but financial markets bounced back relatively quickly. Meanwhile, an unexpectedly robust 271,000 U.S. jobs were created during the month. The unemployment rate moved higher to 4.9%, reflecting the addition of more job seekers to the labor force. The manufacturing and service sectors continued to expand during the month. Yet, the U.S. Department of Commerce reported that GDP grew at a mild 1.4% annualized rate over the second quarter of 2016.

Robust job growth continued in July with the addition of 252,000 more positions, and the unemployment rate remained unchanged. Average hourly earnings increased to 2.6% above year-ago levels while the personal savings rate declined. The manufacturing and service sectors continued to expand, albeit at slower rates than in June. August brought some disappointing economic news, including a decline in new job creation to 176,000 positions while the unemployment rate stayed at 4.9%. Activity in the manufacturing and service sectors declined, with the manufacturing index contracting after five consecutive months of expansion. Retail sales and housing starts also moderated.

2

In September, 191,000 new jobs were added and the unemployment rate ticked higher to 5.0%. The manufacturing sector of the economy expanded in the wake of August’s mild contraction, and the service sector grew for the 80th consecutive month, driven by gains reported by all 14 industries measured by the Non-Manufacturing ISM Report on Business. On the other hand, consumer confidence fell to its lowest level in a year. Housing starts moderated in September for the second straight month, but an increase in building permits for new construction suggested that the decline would be temporary. For the third quarter overall, the Department of Commerce estimated that U.S. GDP grew at a relatively robust 2.9% annualized rate.

The financial markets proved volatile during October due to political uncertainty in advance of the U.S. election, but economic data generally remained positive. The unemployment rate ticked lower to 4.9% as an estimated 161,000 jobs were created. Home ownership trends began to improve, inflation accelerated mildly to its highest level in about two years, and quarterly corporate earnings came in higher than most analysts expected. On a more negative note, orders for durable goods declined during the month.

Gradual and Modest Rate Hikes Still Expected

U.S. monetary policymakers have refrained from implementing any additional rate hikes since December 2015. After its meeting in early November, the Federal Open Market Committee said, “The Committee judges that the case for an increase in the federal funds rate has continued to strengthen but decided, for the time being, to wait for some further evidence of continued progress toward its objectives.” The Fed added that it expects that “the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” While many analysts expect the Fed to implement an additional rate hike as soon as its next meeting in December, future increases are likely to be mild.

In light of the likelihood of an upcoming short-term rate hike and the implementation of regulatory reforms on money market funds in October, we have set the fund’s weighted average maturity in a range that is modestly shorter than industry averages. As always, we have maintained our focus on quality and liquidity.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower and, in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

Sincerely,

Patricia A. Larkin
Senior Portfolio Manager
November 15, 2016

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Treasury Securities Cash Advantage Fund from May 1, 2016 to October 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2016
	Institutional Shares	Hamilton Shares	Premier Shares
Expenses paid per $1,000†	$.81	$1.01	$1.51
Ending value (after expenses)	$1,000.80	$1,000.60	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2016
	Institutional Shares	Hamilton Shares	Premier Shares
Expenses paid per $1,000	$.82	$1.02	$1.53
Ending value (after expenses)	$1,024.40	$1,024.20	$1,023.69

† Expenses are equal to the fund’s annualized expense ratio of .16% for Institutional shares, .20% for Hamilton shares, and .30% for Premier shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS
October 31, 2016 (Unaudited)

U.S. Treasury Bills - 77.8%	Annualized Yield on Date of Purchase (%)	Principal Amount ($)		Value ($)
11/3/16	0.22	50,000,000		49,999,389
11/10/16	0.24	20,000,000		19,998,825
11/17/16	0.20	32,000,000		31,997,147
11/25/16	0.19	280,000,000		279,964,670
12/1/16	0.21	47,000,000		46,991,642
12/22/16	0.25	23,000,000		22,992,017
1/5/17	0.33	50,000,000		49,970,660
1/19/17	0.32	89,000,000		88,937,678
1/26/17	0.34	50,000,000		49,959,986
2/2/17	0.39	25,000,000		24,974,812
3/16/17	0.46	27,000,000		26,953,425
Total U.S. Treasury Bills (cost $692,740,251)				692,740,251
U.S. Treasury Floating Rate Notes - 11.2%
11/1/16	0.52	45,000,000	[a]	45,005,121
11/1/16	0.52	10,000,000	[a]	9,998,992
11/1/16	0.58	45,000,000	[a]	45,019,567
Total U.S. Treasury Floating Rate Notes (cost $100,023,680)				100,023,680
U.S. Treasury Notes - 10.9%
11/15/16	0.25	15,000,000		15,041,316
11/30/16	0.31	7,000,000		7,003,082
2/28/17	0.38	50,000,000		50,081,347
6/30/17	0.60	25,000,000		24,998,050
Total U.S. Treasury Notes (cost $97,123,795)				97,123,795
Total Investments (cost $889,887,726)		99.9%		889,887,726
Cash and Receivables (Net)		.1%		573,198
Net Assets		100.0%		890,460,924

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Bills	77.8
U.S. Treasury Floating Rate Notes	11.2
U.S. Treasury Notes	10.9
99.9

† Based on net assets.

See notes to financial statements.

5

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	889,887,726	889,887,726
Cash		71,059
Interest receivable		674,129
		890,632,914
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		171,990
		171,990
Net Assets ($)		890,460,924
Composition of Net Assets ($):
Paid-in capital		890,451,851
Accumulated net realized gain (loss) on investments		9,073
Net Assets ($)		890,460,924

Net Asset Value Per Share	Institutional Shares	Hamilton Shares	Premier Shares
Net Assets ($)	335,780,988	200,159,264	354,520,672
Shares Outstanding	335,780,569	200,157,599	354,513,683
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

6

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2016 (Unaudited)

Investment Income ($):
Interest Income	1,525,432
Expenses:
Management fee—Note 2(a)	779,001
Service Plan fees—Note 2(b)	640,717
Trustees’ fees—Note 2(a,c)	12,210
Total Expenses	1,431,928
Less—reduction in expenses due to undertaking—Note 2(a)	(308,938)
Less—Trustees’ fees reimbursed by Dreyfus—Note 2(a)	(12,210)
Net Expenses	1,110,780
Investment Income—Net	414,652
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	8,634
Net Increase in Net Assets Resulting from Operations	423,286

See notes to financial statements.

7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2016 (Unaudited)	Four Months Ended April 30, 2016[a]	Year Ended December 31, 2015
Operations ($):
Investment income—net	414,652	153,451	3,371
Net realized gain (loss) on investments	8,634	3,606	5,630
Net Increase (Decrease) in Net Assets Resulting from Operations	423,286	157,057	9,001
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(310,374)	(133,175)	(1,525)
Hamilton Shares	(83,196)	(5,291)	(18)
Premier Shares	(21,082)	(14,985)	(1,828)
Total Dividends	(414,652)	(153,451)	(3,371)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	523,892,473	232,454,704	829,592,094
Hamilton Shares	977,860,855	317,196,394	77,245,687
Premier Shares	879,732,869	348,401,535	1,177,535,708
Dividends reinvested:
Institutional Shares	94,400	33,566	425
Hamilton Shares	174	70	1
Premier Shares	13,865	8	-
Cost of shares redeemed:
Institutional Shares	(555,031,304)	(217,028,504)	(814,175,996)
Hamilton Shares	(921,091,410)	(178,203,244)	(79,739,163)
Premier Shares	(993,571,851)	(281,152,756)	(1,160,835,296)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(88,099,929)	221,701,773	29,623,460
Total Increase (Decrease) in Net Assets	(88,091,295)	221,705,379	29,629,090
Net Assets ($):
Beginning of Period	978,552,219	756,846,840	727,217,750
End of Period	890,460,924	978,552,219	756,846,840

[a]		The fund has changed its fiscal year end from December 31 to April 30.
See notes to financial statements.

8

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six
	Months Ended	Four
	October 31, 2016	Months Ended	Year Ended December 31,
Institutional Shares	(Unaudited)	April 30, 2016[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income-net	.001	.000[b]	.000[b]	.000[b]	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment
income-net	(.001)	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.08[c]	.04[c]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.16[e]	.16[e]	.16	.16	.16	.16	.16
Ratio of net expenses to average net assets	.16[e]	.16[e]	.04	.03	.05	.07	.07
Ratio of net investment income to average net assets	.15[e]	.11[e]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	335,781	366,822	351,361	335,941	342,749	273,337	579,982

a The fund has changed its fiscal year end from December 31 to April 30.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.

See notes to financial statements.

9

FINANCIAL HIGHLIGHTS (continued)

	Six
	Months Ended	Four
	October 31, 2016	Months Ended	Year Ended December 31,
Hamilton Shares	(Unaudited)	April 30, 2016[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income-net	.001	.000[b]	.000[b]	.000[b]	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment
income-net	(.001)	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.06[c]	.02 [c]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.20[e]	.20[e]	.20	.20	.20	.20	.20
Ratio of net expenses to average net assets	.20 [e]	.20 [e]	.04	.03	.06	.08	.08
Ratio of net investment income to average net assets	.11[e]	.08[e]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	200,159	143,388	4,395	6,888	6,990	43,442	24,633

a The fund has changed its fiscal year end from December 31 to April 30.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.

See notes to financial statements.

10

	Six
	Months Ended	Four
	October 31, 2016	Months Ended	Year Ended December 31,
Premier Shares	(Unaudited)	April 30, 2016[a]	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income-net[b]	.000	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment
income-net[b]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	.00[c,d]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45[e]	.45[e]	.45	.45	.45	.45	.45
Ratio of net expenses to average net assets	.30[e]	.25[e]	.04	.03	.05	.08	.07
Ratio of net investment income to average net assets	.01[e]	.01[e]	.00[d]	.00[d]	.00[d]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	354,521	468,342	401,092	384,388	422,077	332,522	244,127

a The fund has changed its fiscal year end from December 31 to April 30.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.

See notes to financial statements.

11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Treasury Securities Cash Advantage Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Reserves Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional shares, Hamilton shares and Premier shares. Hamilton shares and Premier shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with

12

GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company's Board of Trustees (the "Board").

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	889,887,726
Level 3 - Significant Unobservable Inputs	-
Total	889,887,726

† See Statement of Investments for additional detailed categorizations.

At October 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2016, the fund did not incur any interest or penalties.

14

The tax period ended April 30, 2016 and each tax year in the three-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2016 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .14% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has agreed to pay all of the fund’s direct expenses, except management fees, Rule 12b-1 fees and certain other expenses, fees and expenses of non-interested Trustees (including counsel fees). Dreyfus has agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested trustees (including counsel fees). During the period ended October 31, 2016, fees reimbursed by Dreyfus amounted to $12,210.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $308,938 during the period ended October 31, 2016.

(b) Under the fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to the fund’s applicable Hamilton shares and Premier shares, the fund pays the Distributor for distributing such classes of shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Service Plan provides for payments to be made at annual rates of .04% and .29% of the value of such class’ average daily net assets of the Hamilton and Premier shares, respectively. The fees payable under the Service Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2016, Hamilton shares and Premier shares were charged $29,646 and $611,071, respectively, pursuant to the Service Plan.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $120,722 and Service Plan fees $92,990, which are offset against an expense reimbursement currently in effect in the amount of $41,722.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

In 2014, the SEC adopted amendments to the rule that governs the operations of money market mutual funds. The deadline for compliance with the amendments was October 14, 2016. The fund is a “Government money market fund” as that term is defined in the amended rule. As a government money market fund, the fund may continue to use the amortized cost valuation method and transact fund shares at a stable $1.00 NAV, provided that the fund invests at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or it agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash.

16

NOTES

17

For More Information

Dreyfus Institutional Treasury Securities Cash Advantage Fund

200 Park Avenue

New York, NY 10166

Manager

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.

200 Park Avenue

New York, NY 10166

Distributor

MBSC Securities Corporation

200 Park Avenue

New York, NY 10166

Ticker Symbols:	Institutional: DUPXX Hamilton: DHMXX Premier: DMEXX

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

Mail Dreyfus Investment Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Access Dreyfus Investment Division at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6564SA1016

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 21, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)